Supplemental Guarantor Condensed Consolidating Financials - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Aug. 01, 2012	Aug. 01, 2012
Acquisition date of Gen-Probe	Aug. 01, 2012	Aug. 01, 2012
6.25% Senior notes due 2020 [Member]
Private placement	1.0	1.0
Interest rate	6.25%	6.25%
Maturity Year	2020	2020